Credit Facility	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Credit Facility

10. Credit Facility

The Company entered into a $5.0 million revolving line of credit on January 15, 2013, which expired in January 2015 and was not renewed. The Company did not borrow against this line of credit.

Effective January 2015, the Company entered into a $15.0 million revolving credit agreement. Under this agreement, amounts available to be borrowed are based on the Company’s prior month’s monthly recurring revenue. Advances on the line of credit bear interest payable monthly at Wall Street Journal prime rate plus 1%. Borrowings are secured by substantially all of the Company’s assets, with limited exceptions. If there are borrowings under the credit line, there are certain restrictive covenants with which the Company must comply. The credit facility expires in March 2017. As of December 31, 2015 and June 30, 2016 (unaudited), the total amount available to the Company to be borrowed was $15.0 million and the Company had no outstanding balance on this credit facility.